Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Technical service fee payable		$ 2,174
Payroll payable	$ 732	820
Value added taxes and other taxes payable	739	750
Subscription amount received for unvested restricted shares	299	592
Other accrued expenses	511	473
Accrued expenses and other liabilities	$ 2,281	$ 4,809